Non-Participant Directed Assets - Schedule of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	$ 1,052,997,380	$ 937,223,139
Employer supplemental contributions receivable	11,391,587	10,289,972
Net assets available for benefits	1,072,625,434	955,527,352
EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Employer supplemental contributions receivable	11,205,973	10,144,581
Net assets available for benefits	229,273,065	208,329,925
Common/collective trust funds
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	946,506,097	843,621,099
Common/collective trust funds | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments	$ 218,067,092	$ 198,185,344